Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Business Combination Disclosure [Text Block]

4.        Acquisitions

2023 acquisitions:

During the year ended December 31, 2023, the Company acquired controlling interests in three businesses including two in Asia Pacific, Greenstone Group Ltd., a project management firm in New Zealand and Craig & Rhodes Pty Limited, an engineering and design firm in Australia, and one in the Americas HILGARTWILSON, LLC, an engineering and design firm in the United States.

The acquisition date fair value of consideration transferred and the purchase price allocations are summarized as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$15,372
Non-current assets	9,286
Current liabilities	6,653
Long-term liabilities	8,445
$9,560

Cash consideration, net of cash acquired of $7,278	$60,343
Acquisition date fair value of contingent consideration	3,962
Total purchase consideration	$64,305

Acquired intangible assets (note 11)
Finite life	$44,567
Goodwill (note 12)	$34,369
Redeemable non-controlling interest (note 18)	$24,191

Certain balances included in the assets and liabilities reported as at December 31, 2023 were updated for changes to the estimated fair values in the preliminary purchase price allocation. The change primarily resulted from finalization of the opening balances of the acquired companies with an adjustment to certain asset and liability classifications. The change to the net assets acquired, intangible assets and goodwill were not material. The Company’s consolidated statements of earnings for previously reported periods was not materially impacted by these changes. During the year ended December 31, 2023, the Company made no significant adjustments to its purchase consideration for acquisitions completed in 2022.

2022 acquisitions:

The Company acquired controlling interests in twelve businesses operating in the Americas, EMEA, Asia Pacific, and Investment Management.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$44,190
Non-current assets	49,817
Current liabilities	95,844
Long-term liabilities	82,920
$(84,757)

Cash consideration, net of cash acquired of $122,964	$1,007,297
Acquisition date fair value of contingent consideration	57,600
Total purchase consideration	$1,064,897

Acquired intangible assets (note 11)
Finite life	$714,775
Goodwill (note 12)	$936,122
Redeemable non-controlling interest (note 18)	$501,243

Acquired goodwill and intangible assets

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill acquired in the years ended December 31, 2023 and December 31, 2022 are assembled workforces, synergies with existing operations and future growth prospects. Specifically, the synergies in the Company’s acquisitions primarily relate to diversifying the Company’s client base and service offerings, cross-sell opportunities, increasing market share, and geographic expansion. Future growth prospects in the acquired businesses are consistent with long-term growth trends in the commercial real estate services and asset management industries. For acquisitions completed during the year ended December 31, 2023, goodwill in the amount of $22,168 is deductible for income tax purposes (2022 - $483,159).

In determining the fair value of intangible assets acquired in business combinations, management makes estimates and assumptions which require significant judgment. In particular, the Company acquired $37,312 of Customer lists and relationships. Valuation of these intangible assets is based upon a discounted cash flow methodology where the most significant estimates relate to discount rates and forecasted revenues.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

Contingent acquisition consideration

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to five-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at December 31, 2023, was $44,712 ( December 31, 2022 - $91,229). See note 24 for discussion on the fair value of contingent consideration. Contingent consideration where the seller is required to remain employed to be entitled to payment is considered to have a compensatory element and is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at December 31, 2023, was $90,480 ( December 31, 2022 - $61,870). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the likelihood of achieving specified earnings levels over the contingency period, and ranges from $347,079 to a maximum of $404,458. These contingencies will expire during the period extending to September 2028.

The consideration for the acquisitions during the year ended December 31, 2023, was financed from borrowings on the Revolving Credit Facility and cash on hand. During the year ended December 31, 2023, $56,530 was paid with reference to contingent consideration (2022 - $125,514).

Unaudited Supplemental proforma

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2023, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2022, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2023	$41,029	$5,027
Supplemental pro forma for 2023 (unaudited)	4,354,159	140,120
Supplemental pro forma for 2022 (unaudited)	4,715,661	217,556

Supplemental pro forma results were adjusted for non-recurring items.